GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

NOTE 11:-    GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.         Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2014	2013	2012

United States	$9,929	$7,837	$5,835
Germany	1,976	2,185	1,014
Netherlands	1,668	1,633	9
United Kingdom	1,513	1,878	2,691
Other	1,287	2,093	1,218

	$16,373	$15,626	$10,767

	December 31,
	2014	2013
Property and equipment:

North America	$228	$308
Israel	168	129
Other	1	2

	$397	$439

b.         Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2014	2013	2012

Customer A	23%	5%	*)
Customer B	12%	14%	*)
Customer C	10%	10%	-
Customer D	*)	13%	10%
Customer E	*)	11%	22%
Customer F	-	*)	18%

*)	Less than 1%.